Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE TECHNOLOGY ETF	Feb. 10, 2023
Fidelity Disruptive Technology ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(47.50%)
Since Inception	0.87%
Fidelity Disruptive Technology ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(47.65%)
Since Inception	0.55%
Fidelity Disruptive Technology ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(27.99%)
Since Inception	0.71%
MS159
Average Annual Return:
Past 1 year	(18.07%)
Since Inception	12.12%	[1]
IXXIP
Average Annual Return:
Past 1 year	(33.25%)
Since Inception	6.44%	[1]

[1]	A From April 16, 2020